DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) - $ / shares											1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 30, 2026	Mar. 20, 2026	Mar. 17, 2026	Feb. 13, 2026	Jan. 25, 2026	Jan. 10, 2026	Nov. 11, 2025	Sep. 22, 2025	Jun. 10, 2025	Jan. 03, 2025	Dec. 26, 2025	Dec. 18, 2025	Nov. 19, 2025	Mar. 31, 2026	Dec. 31, 2025
Quoted market price on valuation date	$ 0.0839	$ 0.1113	$ 0.09	$ 0.00411	$ 0.0150	$ 0.038	$ 0.1400	$ 0.1680	$ 0.4625	$ 0.2400	$ 0.0480	$ 0.0560	$ 0.1300	$ 0.075	$ 0.0400
Effective contractual conversion rates	$ 0.054	$ 0.010	$ 0.003	$ 0.0102	$ 0.007	$ 0.014	$ 0.0840	$ 0.0960	$ 0.2665	$ 0.1495	$ 0.0310	$ 0.0050	$ 0.0860
Contractual term to maturity	7 months 2 days	7 months 9 days	7 months 13 days	28 days	13 days	1 month 28 days	1 year	10 months 6 days	10 months 13 days	10 months 13 days	10 months 2 days	2 years	9 months
Market volatility minimum	369.88%	360.77%	357.17%	513.89%	327.88%	376.29%	108.20%	139.46%	148.93%	116.47%	202.62%	182.95%	181.77%	253.50%	189.30%
Market volatility maximum							175.98%	196.42%	297.07%	291.91%	346.00%	307.62%	321.83%	492.25%	380.88%
Risk-adjusted interest rate	3.73%	3.79%	3.69%	3.71%	3.77%	3.65%	12.00%	12.00%	12.00%	12.00%	12.00%	8.00%	12.00%
Minimum [Member]
Effective contractual conversion rates														$ 0.0018	$ 0.005
Contractual term to maturity														14 days	3 months 14 days
Risk-adjusted interest rate														3.68%	8.00%
Maximum [Member]
Effective contractual conversion rates														$ 0.05376	$ 0.0339
Contractual term to maturity														1 year 8 months 19 days	1 year 11 months 15 days
Risk-adjusted interest rate														3.76%	12.00%